Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

MICP

The plan-based awards for annual cash incentive compensation included in the 2025 Summary Compensation Table were paid in 2026 with respect to 2025 performance under the terms of the MICP. The range of possible awards for each NEO in relation to the NEO’s target award is set forth in the Grants of Plan-Based Awards Table. An explanation of the MICP and performance goals, measures and performance factors achieved are described under Annual Cash Incentive in the Executive Compensation section.

LTIP

LTIP awards were made to NEOs in February 2025 in the form of RSUs and PSUs. The RSUs vest on a 3-year graded vesting period starting from the grant date. The three-year performance period for the PSUs ends December 31, 2027, with payment, if any, made the following year. PSUs vest 1/36th per month over the three-year performance period. As explained in the Executive Compensation section, for retirement eligible employees, RSUs will vest 1/12th per month over 1-year. All of our NEOs, except for Ms. Park, are retirement eligible. The range of possible payouts for each NEO in relation to the NEO’s target award is set forth in the table above. Payments of awards granted in February 2023 will be made based on performance for the three-year period that ended on December 31, 2025. Further explanation of PSU payment determination is set forth under Long-Term Incentive in the Executive Compensation section. For additional information about vesting, see Potential Payments Upon Termination of Employment or Change-In-Control.

No stock options have been granted since 2009 and as of December 31, 2025, no stock options are outstanding. No discounted options may be granted and no repricings may be done without stockholder approval.

Award Timing Method	LTIP awards were made to NEOs in February 2025 in the form of RSUs and PSUs. The RSUs vest on a 3-year graded vesting period starting from the grant date. The three-year performance period for the PSUs ends December 31, 2027, with payment, if any, made the following year. PSUs vest 1/36th per month over the three-year performance period. As explained in the Executive Compensation section, for retirement eligible employees, RSUs will vest 1/12th per month over 1-year. All of our NEOs, except for Ms. Park, are retirement eligible. The range of possible payouts for each NEO in relation to the NEO’s target award is set forth in the table above. Payments of awards granted in February 2023 will be made based on performance for the three-year period that ended on December 31, 2025.
Award Timing Predetermined	true